Commitments and Contingencies (Details Narrative) - USD ($)	9 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Monthly Rent	$ 2,800	$ 2,800
Contract
Date of Agreement	Jul. 08, 2016
Contract Duration	27 months
Contract Committment Value	$ 193,255